Current and Non-Current Payables (Tables)	12 Months Ended
Dec. 31, 2021
CURRENT AND NON-CURRENT PAYABLES
Summary of Trade and Other Current Payables

	Current		Non-current
	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Trade and Other Payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers (1)	237,889,432	135,817,661	175,580,989	112,895,627
Fuel and gas suppliers	86,288,004	36,735,748	—	—
Payables for goods and services	193,170,873	153,883,621	487	487
Payables for assets acquisition	396,820,422	251,679,169	3,730,996	4,233,657
Subtotal Trade Payables	914,168,731	578,116,199	179,312,472	117,129,771
Other Payables
Dividends payable to third parties	18,090,436	5,755,000	—	—
Accounts payables to employees	39,207,096	35,256,939	—	—
Other payables	6,858,224	8,829,884	84,940	80,288
Subtotal other current payables	64,155,756	49,841,823	84,940	80,288
Total	978,324,487	627,958,022	179,397,412	117,210,059

(1)The non-current portion shows delays in payments for energy purchases of ThCh$ 174,373,938 as of December 31, 2021 and ThCh$ 112,895,627 as of December 31, 2020, generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 8).